EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2017
Earnings Per Share [Abstract]
EARNINGS PER SHARE

NOTE 18—EARNINGS PER SHARE

Basic earnings per share is computed by dividing net income attributable to McDermott International, Inc. by the weighted average number of common shares outstanding during the period. Diluted earnings per share equals net income attributable to McDermott International, Inc. divided by the weighted average common shares outstanding adjusted for the dilutive effect of our stock–based awards and common stock purchase contracts.

We amended our amended and restated articles of incorporation to effect a three-to-one reverse stock split of McDermott common stock, effective May 9, 2018. Common stock, capital in excess of par, share and per share (except par value per share, which was not affected) information for all periods presented has been recast to reflect the reverse stock split.

The following table sets forth the computation of basic and diluted earnings per share:

	Year Ended December 31,
	2017	2016	2015
	(in thousands, except share and per share amounts)
Net income (loss) attributable to McDermott	$178,546	$34,117	$(17,983)

Weighted average common stock (basic)	91,112,644	80,119,788	79,413,588
Effect of dilutive securities:
Tangible equity units[1]	3,198,061	13,608,313	-
Stock options, restricted stock and restricted stock units	900,881	999,979	-
Potential dilutive common stock	95,211,586	94,728,080	79,413,588

Net income (loss) per share attributable to McDermott
Basic:	$1.96	$0.43	$(0.23)
Diluted:	$1.88	$0.36	$(0.23)

(1) Represents weighted average TEUs outstanding during 2017.

Approximately 0.5 million, 0.7 million and 1 million shares underlying outstanding stock-based awards in 2017, 2016 and 2015 were excluded from the computation of diluted earnings per share during those periods because the exercise price of those awards was greater than the average market price of our common stock, and the inclusion of such shares would have been antidilutive in each of those years.

Potential dilutive common shares for the settlement of our common stock purchase contracts, a component of our TEUs, of 13.6 million shares were considered in the calculation of diluted weighted-average shares in 2015. Restricted stock units (“RSUs”) and restricted stock awards (“RSAs”) totaling 0.8 million were also considered in the calculation of diluted weighted average shares for 2015. However, due to our net loss position in 2015, shares underlying TEUs, RSUs, and RSAs have not been reflected in the diluted earnings per share, because inclusion of those shares would have been antidilutive.